Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 61,331	$ 56,099
Securities measured at amortized cost	67,294	52,484
Securities mandatorily measured and designated at FVTPL	82,723	67,296
Total financial securities	$ 211,348	$ 175,879